Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Deferred revenue [Abstract]
Schedule of Deferred Revenue in Accordance	The Company accounts for deferred revenue in accordance with IFRS –5 - Revenue from Contracts with Customers.
	June 30, 2023	December 31, 2022
	EUR	EUR
Deferred revenue – outside parties	224,248	224,248